Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 7,423	$ 7,107
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	7,423	7,107
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	7,481	7,158
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable	$ (58)	$ (51)